Loans Receivable and Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 1,247	$ 2,624
Impaired Financing Receivable, Recorded Investment	1,247	2,624
Unpaid Principal Balance, With no related allowance recorded	1,524	3,455
Unpaid Principal Balance, Total	1,524	3,455
Average Recorded Investment, Total	1,232	2,696	$ 9,015
Interest Income Recognized, Total	56	91	532
Commercial, Financial And Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, Total			9
Interest Income Recognized, Total			2
Residential Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	23	23
Impaired Financing Receivable, Recorded Investment	23	23
Unpaid Principal Balance, With no related allowance recorded	28	28
Unpaid Principal Balance, Total	28	28
Associated Allowance	0	0
Average Recorded Investment, Total	23	25	159
Interest Income Recognized, Total	0	0	4
Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,224	2,601
Impaired Financing Receivable, Recorded Investment	1,224	2,601
Unpaid Principal Balance, With no related allowance recorded	1,496	3,427
Unpaid Principal Balance, Total	1,496	3,427
Average Recorded Investment, Total	1,209	2,671	8,847
Interest Income Recognized, Total	$ 56	$ 91	$ 526